Direct Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Direct Costs [Abstract]
Employee costs and related benefits	$ 3,074,727	$ 2,808,702	$ 1,518,794
Depreciation (note 8)	5,785,745	5,716,063	692,528
Spare parts and consumables used (note 9)	788,792	592,471	50,891
Insurance	323,702	377,053	31,304
Others	229,499	113,071	2,292
Direct Costs	$ 10,202,465	$ 9,607,360	$ 2,295,809